Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares of treasury stock sold	843	715	684
Cash dividends declared per share (in Dollars per share)	$ 0.44	$ 0.36	$ 0.35
Repurchase of shares	43,665	59,111	75,000
Treasury Stock [Member]
Repurchase of shares	43,665	59,111	75,000